Capital and financial risk management - Liquidity risk - Borrowings (Details) € in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)
Borrowings and capital resources
Undrawn committed facilities		€ 7,700
Minimum
Borrowings and capital resources
Long-term borrowings maturity (in years)	1 year
Maximum
Borrowings and capital resources
Long-term borrowings maturity (in years)	39 years
Syndicated bank facilities
Borrowings and capital resources
Undrawn committed facilities		7,749	€ 7,880
Revolving credit facility
Borrowings and capital resources
Principal amount	$ 4,200	3,900	€ 3,800
Revolving credit facilities maturing in 2023
Borrowings and capital resources
Principal amount		80
Revolving credit facilities maturing in 2021
Borrowings and capital resources
Principal amount	$ 75	€ 68